Schedule of Other Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance And Operating Leases
Weighted-average remaining lease term (years) - operating leases	1 year 2 months 12 days	2 years
Weighted-average discount rate - operating leases	4.30%	3.90%
Operating cash flows from finance leases
Operating cash flows from operating leases	$ 177,780	$ 120,781